Fair Value of Assets and Liabilities - Summary of Estimated Fair Values of the Group's Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014	[2]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 479.0	$ 526.7	[1],[2]	$ 440.0	[2]	$ 458.0
Trade and other receivables	201.9	170.2	[1]
Gold and oil derivative contracts	25.0	0.0
Environmental trust fund	55.5	44.5	[1]	$ 35.0
Investments	104.6	19.7	[1]
Trade and other payables	548.5	543.3	[1]
Borrowings	1,587.9	1,504.9	[1]
Current portion of borrowings	193.6	188.0	[1]
Copper derivative contracts	3.3	0.0	[1]
South Deep dividend	6.4	6.4
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	479.0	526.7
Trade and other receivables	66.5	68.5
Gold and oil derivative contracts	25.0	0.0
Environmental trust fund	55.5	44.5
Investments	104.6	19.7
Trade and other payables	451.0	459.3
Borrowings	1,611.5	1,496.7
Current portion of borrowings	193.6	188.0
Copper derivative contracts	3.3	0.0
South Deep dividend	6.4	6.4
Carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	479.0	526.7
Trade and other receivables	66.5	68.5
Gold and oil derivative contracts	25.0	0.0
Environmental trust fund	55.5	44.5
Investments	104.6	19.7
Trade and other payables	451.0	459.3
Borrowings	1,587.9	1,504.9
Current portion of borrowings	193.6	188.0
Copper derivative contracts	3.3	0.0
South Deep dividend	$ 6.4	$ 6.4

[1]	As Restated - Refer note 40 for further details.
[2]	The restatement is as a result of the discontinued operations.